CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (6,736,737)	$ (1,347,787)
Adjustments to reconcile net loss to cash used by operating activities:
Amortization and depreciation	198,406	179,953
Amortization of debt issuance costs	18,173	1,095
Amortization of debt discount	1,372,018	34,087
Interest due to debt conversion	31,350
Loss (gain) warrant liability - derivative	1,998,043	(2,511,750)
Equity based employee compensation expense	807,675	376,437
Convertible note issued for outside services		60,000
Equity based payments for outside services	416,496
Stock issued for directors fees	30,000
(Increase) decrease in assets:
Grant receivable		223,540
Inventory	(552,403)	(369,461)
Prepaid expenses	7,630	194,040
Deposits		1,535
Increase (decrease) in liabilities:
Accounts payable	705,415	(222,660)
Accrued interest payable to shareholders	(2,470)	(162,774)
Accrued expenses	(58,041)	317,855
Deferred revenue		(223,540)
Net cash used by operating activities	(1,764,445)	(3,449,430)
Cash flows from investing activities:
Acquisition of patents and trademarks	(162,774)	(598,191)
Acquisition of office furniture and fixtures		(9,106)
Net cash used by investing activities	(162,774)	(607,297)
Cash flows from financing activities:
Proceeds from issuance of notes	56,000	215,000
Payments on borrowings - notes payable	(41,000)	(443,276)
Proceeds from issuance of convertible notes	210,000	1,300,000
Payment of debt issuance costs		(23,500)
Net payments to related party	(21,478)	(22,433)
Net advances from (payments to) officers	4,136	(10,914)
Net cash provided by financing activities	1,675,158	4,308,666
Net (decrease) increase in cash	(252,061)	251,939
Cash - beginning of period	252,249	310
Cash - end of period	188	252,249
Cash paid during the period for interest	15,317	196,539
Cash paid during the period for income taxes
Reduction of accounts payable not related to operating activities:
Common stock issued as payment of accounts payable	359,754
Payment of accounts payable for patent costs		500,000
Payment of accounts payable for deferred private placement costs		526,127
Accounts payable converted to promissory notes		587,000
Total supplemental accounts payable	359,754	1,613,127
Non controlling interest acquired for common stock	4,526
Deferred private placement costs charged to contributed capital		587,133
Notes payable converted to common shares	120,750
Conversion of shareholder note and accrued interest to common shares and warrants		614,070
Original issue discount on convertible debt	12,600	251,250
Conversion of notes payable to convertible notes		315,000
Beneficial conversion value upon issuance of convertible debt recorded as debt discount and an increase in capital in excess of par value	116,600	1,062,759
Issuance of warrants as derivative liability instruments upon conversion of note payable	152,100
Issuance of warrants as derivative liability instruments and reduction of capital	1,380,247	3,061,750
Derivative warrant liability recorded as original issuance discount to debt	92,750
January 25, 2011[Member]
Cash flows from financing activities:
Net proceeds from private placement		3,293,789
May and November 2012 [Member]
Cash flows from financing activities:
Net proceeds from private placement	$ 1,467,500